Appendix II: Board and Senior Management Compensation - Life Insurance Premiums (Details)	12 Months Ended
Dec. 31, 2023 EUR (€)
Mr. José María Álvarez-Pallete López
Disclosure of transactions between related parties [line items]
Insurance expense	€ 23,156
Mr. Ángel Vilá Boix
Disclosure of transactions between related parties [line items]
Insurance expense	€ 18,574